General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2016
General and Administrative Expense [Abstract]
General and administration expenses
	For the year ended
	Dec 31, 2016	Dec 31, 2015	Dec 31, 2014
Staff salaries	6,749,088	4,910,488	3,508,694
Share based compensation (non-cash)	1,304,325	1,436,505	1,383,121
Office administration	2,767,523	2,078,627	764,460
Bank charges and foreign exchange	140,942	151,840	104,250
Auditors’ remuneration	513,429	481,492	491,542
Other professional fees	2,236,302	1,377,716	1,062,303
Other administration costs	365,603	311,954	864,296
	14,077,212	10,748,622	8,178,666